Income taxes - Summary of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets:
Net operating losses	$ 13,491	$ 4,296	$ 1,832
Research and development licenses	4,133	2,550	2,831
Development costs		418	301
Share-based compensation	762	198	88
Unrealized foreign exchange loss	1,739
Deferred Interest expense	2,112
Accrued expenses	741
Other	144		6
Valuation allowances	(21,046)	(7,331)	(5,000)
Total deferred tax assets	2,076	131	58
Deferred tax liabilities:
Depreciation	(431)	(91)	(58)
Mark-to-market securities	(1,645)	0	0
Other	0	(40)	0
Total deferred tax liabilities	(2,076)	(131)	(58)
Net deferred tax	$ 0	$ 0	$ 0